INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT PROPERTIES
Net straight-line rent receivable	$ 14.8	$ 9.8